Shareholder Report, Average Annual Return (Details)	2 Months Ended	4 Months Ended	10 Months Ended	11 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
SP Funds 2030 Target Date Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.20%)
SP Funds 2030 Target Date Fund - Institutional Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.80%)
SP Funds 2040 Target Date Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent		(4.70%)
SP Funds 2040 Target Date Fund - Institutional Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.93%)
SP Funds 2050 Target Date Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent		(6.10%)
SP Funds S&P Global Technology ETF
Average Annual Return [Line Items]
Average Annual Return, Percent				34.34%
SP Funds S&P World (ex-US) ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			14.31%
Dow Jones Target 2030 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.43%	3.80%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.24%	4.92%	21.04%	26.44%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.79%)	3.40%
Dow Jones Target 2040 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.41%	4.39%
Dow Jones Target 2050 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		4.83%
S&P Global 1200 Shariah Information Technology Capped Index
Average Annual Return [Line Items]
Average Annual Return, Percent				29.12%
S&P DM Ex-U.S. & EM 50/50 Shariah Index
Average Annual Return [Line Items]
Average Annual Return, Percent			14.34%